Income Taxes - Deferred Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Assets
Contract income	$ 2,563	$ 2,002
Inventories	1,316	1,132
Accrued insurance	4,212	3,502
Other accrued liabilities	5,849	4,967
Bad debts	2,814	3,137
Employee compensation	9,575	8,149
Tax loss carry forward	2,735
Other	527	465
Total current	29,591	23,354
Valuation allowance	(2,835)
Cumulative translation adjustment	4,528	4,049
Buildings, machinery and equipment	798	307
Intangible assets	2,410	1,448
Tax deductible goodwill	4,916	6,163
Accrued insurance	5,026	5,148
Retirement benefits	2,201	1,776
Share-based compensation	5,988	5,367
Tax loss carry forward	4,791	1,584
Foreign tax credit carry forward	20,954	9,500
Other	1,534	2,372
Total noncurrent	53,146	37,714
Valuation allowance	(6,519)	(11,084)
Total	73,383	49,984
Liabilities
Inventories	(392)	(338)
Prepaid expenses	(1,116)	(950)
Other	(48)	(171)
Total current	(1,556)	(1,459)
Buildings, machinery and equipment	(18,059)	(21,939)
Gas transportation facilities and equipment		(7,992)
Mineral interests and oil and gas properties		(1,428)
Intangible assets	(1,955)	(2,067)
Unremitted foreign earnings	(3,636)	(3,087)
Total noncurrent	(23,650)	(36,513)
Total	(25,206)	(37,972)
Total
Inventories	924	794
Other	479	294
Total current	28,035	21,895
Buildings, machinery and equipment	(17,261)	(21,632)
Intangible assets	455	(619)
Total noncurrent	29,496	1,201
Total	$ 48,177	$ 12,012